NUVEEN SHORT TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED NOVEMBER 26, 2013

TO THE PROSPECTUS DATED SEPTEMBER 1, 2013

The Board of Trustees of the Funds has approved the following changes, effective February 10, 2014:

Class C shares of the Funds will be re-designated Class C2 shares. Class C2 shares will not be available for new accounts or for additional investment into existing accounts except in connection with dividend reinvestments. Class C2 shares will not be eligible for the reinstatement privilege. Class C2 shareholders will be eligible to exchange their shares into Class C2 shares of other Nuveen Municipal Bond Funds. Class C2 shareholders will also remain eligible to exchange their shares into Class C shares of any other Nuveen Mutual Fund, but if they exchange back into a Nuveen Municipal Bond Fund, they will be issued newly established Class C shares with the terms set forth below.

Each Fund intends to offer a new share class, designated as Class C, which will be subject to annual distribution and service fees of 1.00% of the Fund’s average daily net assets.

NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN MINNESOTA MUNICIPAL BOND FUND

NUVEEN NEBRASKA MUNICIPAL BOND FUND

NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND

SUPPLEMENT DATED NOVEMBER 26, 2013

TO THE PROSPECTUS DATED SEPTEMBER 30, 2013

The Board of Directors of the Funds has approved the following changes, effective February 10, 2014:

Class C shares of the Funds will be re-designated Class C2 shares. Class C2 shares will not be available for new accounts or for additional investment into existing accounts except in connection with dividend reinvestments. Class C2 shares will not be eligible for the reinstatement privilege. Class C2 shareholders will be eligible to exchange their shares into Class C2 shares of other Nuveen Municipal Bond Funds. Class C2 shareholders will also remain eligible to exchange their shares into Class C shares of any other Nuveen Mutual Fund, but if they exchange back into a Nuveen Municipal Bond Fund, they will be issued newly established Class C shares with the terms set forth below.

Each Fund intends to offer a new share class, designated as Class C, which will be subject to annual distribution and service fees of 1.00% of the Fund’s average daily net assets.